Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Maintenance, security, cleaning, repairs and others	$ 2,363	$ 2,517	$ 2,268
Depreciation and amortization	47,617	44,809	47,364
Leases and service charges	254	200	176
Other expenses	15,376	20,361	17,784
Generals And Administrative Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	56,193	55,490	53,880
Fees and payments for services	12,335	15,367	14,443
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	8,821	7,332	7,864
Taxes, rates and contributions	3,975	6,208	3,840
Advertising and other selling expenses	116	119	92
Freights	4	520	14
Director's fees	20,224	22,903	53,111
Depreciation and amortization	3,814	4,126	4,431
Leases and service charges	1,242	1,309	1,591
Travel, library expenses and stationery	1,738	1,717	1,498
Supplies and labors	1	0	0
Other expenses	415	567	945
Bank expenses	2,064	2,570	2,135
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	60	71	52
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	111,002	118,299	143,896
Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	239,000	273,962	295,317
Salaries, social security costs and other personnel expenses	86,515	76,618	75,072
Fees and payments for services	46,115	63,143	57,135
Cost of sale of goods and services	94,262	66,423	70,552
Maintenance, security, cleaning, repairs and others	53,718	45,093	43,359
Taxes, rates and contributions	12,640	8,699	10,467
Advertising and other selling expenses	15,916	17,049	24,345
Freights	32	49	29
Director's fees	0	0	0
Depreciation and amortization	11,157	9,527	8,937
Leases and service charges	3,953	2,986	4,123
Travel, library expenses and stationery	2,294	2,218	1,989
Supplies and labors	2,730	2,397	3,470
Other expenses	1,105	1,407	1,128
Bank expenses	171	256	191
Conditioning and clearance	0	0	0
Interconnection and roaming expenses	1,134	1,484	1,133
Allowance for doubtful accounts, net	0	0	0
Total expenses by nature	570,742	571,311	597,247
Selling Expenses [Member]
Statement [Line Items]
Change in agricultural products and biological assets	0	0	0
Salaries, social security costs and other personnel expenses	8,794	8,236	7,100
Fees and payments for services	2,764	3,701	5,872
Cost of sale of goods and services	0	0	0
Maintenance, security, cleaning, repairs and others	128	109	80
Taxes, rates and contributions	25,322	30,894	29,361
Advertising and other selling expenses	4,785	3,834	1,909
Freights	27,367	23,161	20,770
Director's fees	0		0
Depreciation and amortization	1,266	1,091	556
Leases and service charges	69	115	158
Travel, library expenses and stationery	1,197	956	911
Supplies and labors	4,208	5,276	90
Other expenses	2,607	2,278	180
Bank expenses	8	0	58
Conditioning and clearance	2,921	3,042	2,143
Interconnection and roaming expenses	25	29	20
Allowance for doubtful accounts, net	1,638	1,465	1,010
Total expenses by nature	83,099	84,187	70,218
Production Costs [Member]
Statement [Line Items]
Change in agricultural products and biological assets	239,000	273,962	295,317
Salaries, social security costs and other personnel expenses	151,502	140,344	136,052
Fees and payments for services	61,214	82,211	77,450
Cost of sale of goods and services	94,262	66,423	70,552
Maintenance, security, cleaning, repairs and others	62,667	52,534	51,303
Taxes, rates and contributions	41,937	45,801	43,668
Advertising and other selling expenses	20,817	21,002	26,346
Freights	27,403	23,730	20,813
Director's fees	20,224	22,903	53,111
Depreciation and amortization	16,237	14,744	13,924
Leases and service charges	5,264	4,410	5,872
Travel, library expenses and stationery	5,229	4,891	4,398
Supplies and labors	6,939	7,673	3,560
Other expenses	4,127	4,252	2,253
Bank expenses	2,243	2,826	2,384
Conditioning and clearance	2,921	3,042	2,143
Interconnection and roaming expenses	1,219	1,584	1,205
Allowance for doubtful accounts, net	1,638	1,465	1,010
Total expenses by nature	$ 764,843	$ 773,797	$ 811,361